Subordinated liabilities - HSBC's subsidiaries subordinated liabilities in issue (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 MYR (RM)	Oct. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,409,361,000,000				$ 2,260,288,000,000
Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	35,149,000,000				37,130,000,000
HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	12,363,000,000				13,168,000,000
HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	109,870,000,000				97,614,000,000
HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	22,786,000,000				23,962,000,000
HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	23,977,000,000				24,997,000,000
Non-convertible Subordinated Obligations | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	60,000,000
Guaranteed By HSBC Holdings | HSBC Subsidiaries | Preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities	900,000,000				892,000,000
Guaranteed By HSBC Holdings | 10.176% non-cumulative step-up perpetual preferred securities, series 2 | HSBC Subsidiaries | Preferred securities
Disclosure of financial liabilities [line items]
Notional amount	$ 900,000,000
Preferred securities rate	10.176%	10.176%	10.176%
Financial liabilities	$ 900,000,000				892,000,000
Guaranteed By HSBC Bank plc | HSBC Subsidiaries | Preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 1,345,000,000				1,305,000,000
Guaranteed By HSBC Bank plc | 5.862% non-cumulative step-up perpetual preferred securities | HSBC Subsidiaries | Preferred securities
Disclosure of financial liabilities [line items]
Notional amount | £		£ 300,000,000
Preferred securities rate	5.862%	5.862%	5.862%
Financial liabilities	$ 420,000,000				411,000,000
Guaranteed By HSBC Bank plc | 5.844% non-cumulative step-up perpetual preferred securities | HSBC Subsidiaries | Preferred securities
Disclosure of financial liabilities [line items]
Notional amount | £		£ 700,000,000
Preferred securities rate	5.844%	5.844%	5.844%
Financial liabilities	$ 925,000,000				894,000,000
HSBC Bank plc | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	4,751,000,000				4,546,000,000
HSBC Bank plc | Undated Floating Rate Primary Capital Notes and 7.65% Subordinated Notes | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	1,850,000,000				1,850,000,000
HSBC Bank plc | $750m Undated Floating Rate Primary Capital Notes | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	750,000,000
Financial liabilities	750,000,000				750,000,000
HSBC Bank plc | $500m Undated Floating Rate Primary Capital Notes | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	500,000,000
Financial liabilities	500,000,000				500,000,000
HSBC Bank plc | $300m Undated Floating Rate Primary Capital Notes, Series 3 | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	300,000,000
Financial liabilities	300,000,000				300,000,000
HSBC Bank plc | 7.65% subordinated notes | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 300,000,000
Borrowings interest rate	7.65%	7.65%	7.65%
Financial liabilities	$ 300,000,000				300,000,000
HSBC Bank plc | 6.50% subordinated notes | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £		£ 300,000,000
Borrowings interest rate	6.50%	6.50%	6.50%
Financial liabilities	$ 396,000,000				382,000,000
HSBC Bank plc | 5.375% callable subordinated step-up notes | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £		£ 350,000,000
Borrowings interest rate	5.375%	5.375%	5.375%
Financial liabilities	$ 549,000,000				513,000,000
HSBC Bank plc | 5.375% subordinated notes | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £		£ 500,000,000
Borrowings interest rate	5.375%	5.375%	5.375%
Financial liabilities	$ 875,000,000				757,000,000
HSBC Bank plc | 6.25% subordinated notes | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £		£ 225,000,000
Borrowings interest rate	6.25%	6.25%	6.25%
Financial liabilities	$ 296,000,000				286,000,000
HSBC Bank plc | 4.75% subordinated notes | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £		£ 600,000,000
Borrowings interest rate	4.75%	4.75%	4.75%
Financial liabilities	$ 785,000,000				758,000,000
The Hongkong and Shanghai Banking Corporation Limited | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	400,000,000				400,000,000
The Hongkong and Shanghai Banking Corporation Limited | Primary capital undated floating rate notes (third series) | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	400,000,000
Financial liabilities	400,000,000				400,000,000
HSBC Bank Malaysia Berhad | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 122,000,000				121,000,000
HSBC Bank Malaysia Berhad | 5.05% subordinated bonds | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | RM			RM 500,000,000
Borrowings interest rate	5.05%	5.05%	5.05%
Financial liabilities	$ 122,000,000				121,000,000
HSBC Securities (USA) Inc. | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	1,171,000,000				1,237,000,000
HSBC Securities (USA) Inc. | 5.00% subordinated notes | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 750,000,000
Borrowings interest rate	5.00%	5.00%	5.00%
Financial liabilities	$ 748,000,000				747,000,000
HSBC Securities (USA) Inc. | 7.20% subordinated debentures | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 250,000,000
Borrowings interest rate	7.20%	7.20%	7.20%
Financial liabilities	$ 221,000,000				221,000,000
HSBC Securities (USA) Inc. | Other subordinated liabilities each less than $150m | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	202,000,000				269,000,000
HSBC Bank USA, N.A. | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	2,905,000,000				3,858,000,000
HSBC Bank USA, N.A. | 4.875% subordinated notes | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 1,250,000,000
Borrowings interest rate	4.875%	4.875%	4.875%
Financial liabilities	$ 1,246,000,000				1,226,000,000
HSBC Bank USA, N.A. | 5.875% subordinated notes | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 358,000,000			$ 1,000,000,000
Borrowings interest rate	5.875%	5.875%	5.875%
Financial liabilities	$ 463,000,000				1,106,000,000
HSBC Bank USA, N.A. | 5.625% subordinated notes | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 383,000,000			$ 750,000,000
Borrowings interest rate	5.625%	5.625%	5.625%
Financial liabilities	$ 496,000,000				829,000,000
HSBC Bank USA, N.A. | 7.00% subordinated notes | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 700,000,000
Borrowings interest rate	7.00%	7.00%	7.00%
Financial liabilities	$ 700,000,000				697,000,000
HSBC Finance Corporation | 6.676% senior subordinated notes | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 507,000,000					$ 2,939,000,000
Borrowings interest rate	6.676%	6.676%	6.676%
Financial liabilities	$ 507,000,000				507,000,000
HSBC Bank Canada | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	26,000,000				29,000,000
HSBC Bank Canada | Other subordinated liabilities each less than $150m | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	26,000,000				29,000,000
Other HSBC Subsidiaries | Other subordinated liabilities each less than $200m | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 236,000,000				$ 273,000,000
Three Month London Interbank Offered Rate LIBOR | HSBC Bank plc | 5.375% callable subordinated step-up notes | HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis	1.50%	1.50%	1.50%